DEFERRED OFFERING COSTS	12 Months Ended
Jun. 30, 2019
DEFERRED OFFERING COSTS
DEFERRED OFFERING COSTS

NOTE 4 — DEFERRED OFFERING COSTS

Deferred offering costs consisted principally of legal, underwriting, and other professional service expenses in connection with the Initial Public Offering (the “IPO”) of the Company’s ordinary shares. As of June 30, 2019 and 2018, the Company capitalized $1,403,604 and $Nil of deferred offering costs. Such costs will be deferred until the closing of the IPO, at which time the deferred costs will be offset against the offering proceeds.